Schedule of Investments
(unaudited)
July 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.5%
AeroVironment, Inc.
(a)(b)
............... 5,362 $ 510,784
BWX Technologies, Inc. .............. 10,365 715,185
Cadre Holdings, Inc. ................. 3,433 79,886
Curtiss-Wright Corp. ................. 5,411 1,035,449
Ducommun, Inc.
(b)
.................. 1,364 68,391
Hexcel Corp. ...................... 17,840 1,260,931
Kaman Corp. ..................... 2,688 61,528
Kratos Defense & Security Solutions, Inc.
(b)
. 26,862 405,348
Leonardo DRS, Inc.
(a)(b)
............... 10,442 174,277
Moog, Inc., Class A ................. 2,599 274,039
Parsons Corp.
(b)
.................... 4,037 199,508
Rocket Lab USA, Inc.
(a)(b)
.............. 46,357 341,651
Triumph Group, Inc.
(b)
................ 6,426 81,289
Virgin Galactic Holdings, Inc., Class C
(a)(b)
... 52,293 223,814
Woodward, Inc. .................... 6,222 749,004
6,181,084
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.
(b)
...... 3,764 75,882
Forward Air Corp. .................. 3,442 409,047
GXO Logistics, Inc.
(b)
................ 13,219 886,599
1,371,528
Automobile Components — 2.1%
Adient plc
(b)
....................... 13,471 573,326
Autoliv, Inc. ....................... 8,529 860,832
Dana, Inc. ........................ 17,716 336,250
Dorman Products, Inc.
(b)
.............. 6,013 509,241
Fox Factory Holding Corp.
(b)
............ 8,944 1,000,833
Gentex Corp. ..................... 49,417 1,659,423
Gentherm, Inc.
(b)
................... 7,049 421,319
LCI Industries ..................... 2,314 315,329
Luminar Technologies, Inc., Class A
(a)(b)
.... 52,354 387,419
Mobileye Global, Inc., Class A
(a)(b)
........ 16,033 612,140
Modine Manufacturing Co.
(a)(b)
.......... 5,878 220,778
QuantumScape Corp., Class A
(a)(b)
....... 42,460 565,142
Solid Power, Inc., Class A
(a)(b)
........... 23,993 68,620
Visteon Corp.
(b)
.................... 5,996 923,924
XPEL, Inc.
(b)(c)
..................... 4,179 339,460
8,794,036
Automobiles — 0.3%
Fisker, Inc., Class A
(a)(b)
............... 36,662 226,204
Thor Industries, Inc. ................. 5,579 644,319
Winnebago Industries, Inc. ............ 2,587 177,986
1,048,509
Banks — 0.9%
Axos Financial, Inc.
(a)(b)
............... 6,216 292,152
BancFirst Corp. .................... 1,831 182,917
Bancorp, Inc. (The)
(b)
................ 11,162 423,040
Bank First Corp. ................... 640 56,550
Capital City Bank Group, Inc. ........... 1,120 36,322
City Holding Co. ................... 1,079 106,724
Coastal Financial Corp.
(b)
............. 953 43,047
Columbia Financial, Inc.
(b)
............. 3,346 58,488
CrossFirst Bankshares, Inc.
(b)
........... 2,803 32,711
Cullen/Frost Bankers, Inc. ............. 4,913 533,454
First Financial Bankshares, Inc. ......... 9,789 319,023
German American Bancorp, Inc. ......... 1,970 58,036
Lakeland Financial Corp. .............. 1,648 91,365
Live Oak Bancshares, Inc. ............. 6,997 264,976
Pathward Financial, Inc. .............. 1,785 92,749
Peapack-Gladstone Financial Corp. ...... 1,556 45,482
Seacoast Banking Corp. of Florida ....... 9,508 234,943
Security
Shares
Shares Value
Banks (continued)
ServisFirst Bancshares, Inc. ........... 10,285 $ 613,809
Stock Yards Bancorp, Inc. ............. 6,264 299,482
Triumph Financial, Inc.
(b)
.............. 2,372 168,198
3,953,468
Beverages — 0.8%
Boston Beer Co., Inc. (The), Class A, NVS
(b)
. 1,989 738,794
Celsius Holdings, Inc.
(a)(b)
.............. 8,604 1,244,999
Coca-Cola Consolidated, Inc. ........... 976 618,208
Duckhorn Portfolio, Inc. (The)
(b)
......... 4,730 59,503
MGP Ingredients, Inc.
(a)
............... 3,246 370,077
National Beverage Corp.
(b)
............. 2,479 131,015
Vita Coco Co., Inc. (The)
(b)
............. 5,090 134,478
3,297,074
Biotechnology — 6.8%
(b)
89bio, Inc. ....................... 11,968 189,573
ACADIA Pharmaceuticals, Inc. .......... 25,494 745,445
ADMA Biologics, Inc. ................ 43,053 178,670
Agenus, Inc. ...................... 29,880 45,418
Agios Pharmaceuticals, Inc. ............ 7,691 203,965
Akero Therapeutics, Inc. .............. 7,789 338,043
Aldeyra Therapeutics, Inc.
(a)
............ 9,986 81,036
Alector, Inc. ...................... 6,149 42,182
Alkermes plc ...................... 35,125 1,028,460
Allogene Therapeutics, Inc. ............ 10,301 51,093
Amicus Therapeutics, Inc. ............. 32,276 439,599
AnaptysBio, Inc. ................... 1,327 26,155
Anavex Life Sciences Corp.
(a)
........... 17,173 141,677
Arbutus Biopharma Corp. ............. 25,185 54,651
Arcturus Therapeutics Holdings, Inc. ...... 2,277 79,604
Arcus Biosciences, Inc. ............... 6,584 131,022
Arcutis Biotherapeutics, Inc.
(a)
.......... 8,817 96,193
Ardelyx, Inc. ...................... 45,154 177,907
Arrowhead Pharmaceuticals, Inc. ........ 22,629 781,153
ARS Pharmaceuticals, Inc. ............ 3,293 24,204
Aurinia Pharmaceuticals, Inc. ........... 30,483 352,993
Avid Bioservices, Inc.
(a)
............... 13,169 166,720
Avidity Biosciences, Inc. .............. 14,977 142,431
Beam Therapeutics, Inc. .............. 9,487 292,864
BioCryst Pharmaceuticals, Inc. .......... 40,350 298,187
Biohaven Ltd. ..................... 6,016 119,598
Biomea Fusion, Inc. ................. 4,773 106,199
Bioxcel Therapeutics, Inc.
(a)
............ 4,237 38,726
Bluebird Bio, Inc. ................... 12,300 48,339
Blueprint Medicines Corp. ............. 12,801 844,866
Bridgebio Pharma, Inc.
(a)
.............. 25,233 883,407
CareDx, Inc. ...................... 5,666 61,816
Catalyst Pharmaceuticals, Inc. .......... 9,738 134,677
Celldex Therapeutics, Inc.
(a)
............ 9,946 351,691
Cerevel Therapeutics Holdings, Inc. ...... 13,539 414,158
Chinook Therapeutics, Inc. ............ 5,301 207,693
Cogent Biosciences, Inc. .............. 17,862 232,027
Coherus Biosciences, Inc. ............. 4,240 20,437
Crinetics Pharmaceuticals, Inc. ......... 9,210 174,990
Cytokinetics, Inc. ................... 20,251 675,371
Deciphera Pharmaceuticals, Inc. ........ 12,327 166,661
Denali Therapeutics, Inc. .............. 23,483 667,622
Dynavax Technologies Corp. ........... 25,160 351,988
Editas Medicine, Inc.
(a)
............... 7,944 69,748
EQRx, Inc. ....................... 17,745 30,344
Exelixis, Inc. ...................... 68,855 1,357,132
Fate Therapeutics, Inc. ............... 17,608 72,721
FibroGen, Inc. ..................... 8,433 17,372
Geron Corp. ...................... 48,678 157,717

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Halozyme Therapeutics, Inc. ........... 27,846 $ 1,196,264
Ideaya Biosciences, Inc. .............. 10,253 229,257
ImmunityBio, Inc.
(a)
.................. 29,370 64,614
ImmunoGen, Inc. ................... 49,261 877,831
Immunovant, Inc. ................... 11,793 269,234
Inhibrx, Inc. ....................... 3,488 69,934
Insmed, Inc. ...................... 28,927 638,997
Intellia Therapeutics, Inc. ............. 18,647 789,328
Intercept Pharmaceuticals, Inc.
(a)
........ 4,818 52,034
Ionis Pharmaceuticals, Inc.
(a)
........... 12,934 535,856
Janux Therapeutics, Inc.
(a)
............. 3,699 51,786
Karyopharm Therapeutics, Inc. .......... 10,180 18,324
Keros Therapeutics, Inc. .............. 3,922 164,253
Krystal Biotech, Inc. ................. 2,927 377,876
Kura Oncology, Inc. ................. 4,110 42,908
Kymera Therapeutics, Inc. ............. 8,270 180,948
Lexicon Pharmaceuticals, Inc. .......... 8,278 16,639
Lyell Immunopharma, Inc.
(a)
............ 10,475 30,273
MacroGenics, Inc. .................. 11,324 54,015
Madrigal Pharmaceuticals, Inc. .......... 1,409 289,268
MannKind Corp. ................... 55,647 254,307
Mersana Therapeutics, Inc.
(a)
........... 21,676 26,553
Mirati Therapeutics, Inc.
(a)
............. 7,545 228,387
Mirum Pharmaceuticals, Inc. ........... 5,283 136,090
Morphic Holding, Inc. ................ 7,644 433,644
Natera, Inc.
(a)
..................... 24,171 1,093,013
Nurix Therapeutics, Inc. .............. 4,008 38,918
Point Biopharma Global, Inc. ........... 16,244 145,221
Protagonist Therapeutics, Inc. .......... 6,352 123,229
Prothena Corp. plc .................. 8,551 588,907
PTC Therapeutics, Inc. ............... 9,846 397,188
RAPT Therapeutics, Inc. .............. 5,416 129,442
Recursion Pharmaceuticals, Inc., Class A ... 27,981 395,092
Relay Therapeutics, Inc.
(a)
............. 18,949 238,757
Replimune Group, Inc. ............... 7,753 163,356
REVOLUTION Medicines, Inc. .......... 10,954 287,543
Rhythm Pharmaceuticals, Inc.
(a)
......... 9,458 168,731
Rocket Pharmaceuticals, Inc. ........... 12,538 226,311
Sage Therapeutics, Inc. .............. 3,919 135,911
Sana Biotechnology, Inc. .............. 18,549 108,697
Seres Therapeutics, Inc. .............. 10,272 49,408
SpringWorks Therapeutics, Inc.
(a)
........ 4,681 146,890
Syndax Pharmaceuticals, Inc. .......... 13,765 293,470
TG Therapeutics, Inc. ................ 30,043 621,590
Travere Therapeutics, Inc. ............. 7,333 126,054
Twist Bioscience Corp.
(a)
.............. 12,031 292,835
Ultragenyx Pharmaceutical, Inc.
(a)
........ 9,468 408,260
uniQure NV ....................... 5,474 56,765
Vaxcyte, Inc. ...................... 5,400 259,524
Veracyte, Inc. ..................... 15,391 422,483
Vericel Corp. ...................... 10,017 359,811
Viking Therapeutics, Inc.
(a)
............. 19,187 278,211
Viridian Therapeutics, Inc.
(a)
............ 3,970 74,477
Xencor, Inc. ...................... 12,718 308,920
Zentalis Pharmaceuticals, Inc. .......... 12,142 324,313
Zymeworks, Inc. ................... 3,518 26,244
28,632,736
Broadline Retail — 0.1%
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.... 6,592 480,425
Building Products — 2.2%
AAON, Inc.
(a)
...................... 9,069 954,603
Advanced Drainage Systems, Inc. ....... 13,225 1,613,318
American Woodmark Corp.
(b)
........... 1,474 112,967
Security
Shares
Shares Value
Building Products (continued)
Apogee Enterprises, Inc. .............. 1,859 $ 92,076
Armstrong World Industries, Inc. ......... 5,403 417,976
AZEK Co., Inc. (The), Class A
(a)(b)
........ 25,620 799,344
AZZ, Inc. ........................ 1,822 80,769
Gibraltar Industries, Inc.
(b)
............. 6,468 418,286
Griffon Corp. ...................... 3,129 130,542
Insteel Industries, Inc. ................ 1,973 63,629
Janus International Group, Inc.
(b)
........ 10,199 116,473
Masonite International Corp.
(b)
.......... 1,626 169,998
PGT Innovations, Inc.
(b)
............... 5,880 168,227
Quanex Building Products Corp. ......... 2,769 77,920
Resideo Technologies, Inc.
(b)
........... 16,137 302,085
Simpson Manufacturing Co., Inc. ........ 9,025 1,425,950
Tecnoglass, Inc. .................... 4,294 202,161
Trex Co., Inc.
(a)(b)
................... 15,401 1,064,825
UFP Industries, Inc. ................. 6,821 700,926
Zurn Elkay Water Solutions Corp. ........ 12,507 380,713
9,292,788
Capital Markets — 2.0%
Affiliated Managers Group, Inc. ......... 3,184 441,430
Artisan Partners Asset Management, Inc.,
Class A ....................... 6,721 278,854
AssetMark Financial Holdings, Inc.
(b)
...... 4,512 134,909
Avantax, Inc.
(b)
..................... 8,125 210,275
Blue Owl Capital, Inc., Class A .......... 75,459 929,655
Brightsphere Investment Group, Inc. ...... 6,808 144,874
Cohen & Steers, Inc. ................ 5,345 343,737
Federated Hermes, Inc., Class B ........ 10,006 338,503
Focus Financial Partners, Inc., Class A
(b)
... 5,526 289,176
Freedom Holding Corp.
(a)(b)
............ 3,555 283,547
Hamilton Lane, Inc., Class A ........... 4,452 393,690
Houlihan Lokey, Inc., Class A ........... 5,310 530,203
Open Lending Corp., Class A
(b)
.......... 8,983 101,418
P10, Inc., Class A .................. 8,181 96,945
PJT Partners, Inc., Class A ............ 5,275 418,360
Robinhood Markets, Inc., Class A
(b)
....... 109,864 1,412,851
Tradeweb Markets, Inc., Class A ......... 24,258 1,984,062
Virtus Investment Partners, Inc. ......... 594 122,204
WisdomTree, Inc. ................... 10,298 71,674
8,526,367
Chemicals — 2.1%
Ashland, Inc. ...................... 10,275 938,724
Aspen Aerogels, Inc.
(b)
............... 12,801 106,760
Avient Corp. ...................... 8,676 351,638
Axalta Coating Systems Ltd.
(b)
.......... 23,971 767,072
Balchem Corp. .................... 6,816 918,388
Cabot Corp. ...................... 5,158 366,218
Chase Corp. ...................... 1,580 198,906
Ecovyst, Inc.
(b)
..................... 14,919 183,354
Element Solutions, Inc. ............... 16,803 352,191
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 231,513 581,098
Hawkins, Inc. ..................... 3,992 186,626
HB Fuller Co. ..................... 6,236 461,651
Ingevity Corp.
(b)
.................... 3,230 206,785
Innospec, Inc. ..................... 3,608 386,561
Koppers Holdings, Inc. ............... 1,400 53,564
Livent Corp.
(a)(b)
.................... 37,995 935,437
NewMarket Corp. ................... 661 298,574
Perimeter Solutions SA
(b)
.............. 31,076 172,782
PureCycle Technologies, Inc.
(b)
.......... 27,912 330,478
Quaker Chemical Corp. .............. 2,899 580,902
Sensient Technologies Corp. ........... 4,919 315,013

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Stepan Co. ....................... 2,352 $ 225,369
8,918,091
Commercial Services & Supplies — 1.7%
ABM Industries, Inc. ................. 4,783 221,357
ACV Auctions, Inc., Class A
(b)
........... 27,359 478,509
Brady Corp., Class A, NVS ............ 4,358 224,786
Brink's Co. (The) ................... 6,173 450,382
Casella Waste Systems, Inc., Class A
(b)
.... 11,897 959,969
CECO Environmental Corp.
(a)(b)
......... 6,385 76,875
Clean Harbors, Inc.
(b)
................ 10,640 1,769,006
Driven Brands Holdings, Inc.
(b)
.......... 11,793 305,085
Heritage-Crystal Clean, Inc.
(b)
........... 1,826 84,124
Interface, Inc. ..................... 3,870 37,810
Liquidity Services, Inc.
(b)
.............. 4,907 82,339
Montrose Environmental Group, Inc.
(a)(b)
.... 5,922 239,663
MSA Safety, Inc. ................... 7,804 1,295,464
SP Plus Corp.
(b)
.................... 1,490 57,291
Stericycle, Inc.
(b)
................... 10,676 453,623
UniFirst Corp. ..................... 1,621 263,088
Viad Corp.
(b)
...................... 4,388 123,786
VSE Corp. ....................... 1,250 67,188
7,190,345
Communications Equipment — 0.9%
(b)
Calix, Inc. ........................ 12,218 551,154
Cambium Networks Corp. ............. 2,508 40,630
Ciena Corp. ...................... 16,842 710,732
Clearfield, Inc. ..................... 1,165 54,452
Digi International, Inc. ................ 7,553 316,697
Extreme Networks, Inc. ............... 27,278 725,322
Harmonic, Inc. ..................... 23,445 349,799
Infinera Corp.
(a)
.................... 27,285 122,783
Lumentum Holdings, Inc. .............. 5,983 313,270
NetScout Systems, Inc. ............... 4,620 129,129
Viasat, Inc.
(a)
...................... 6,924 214,229
Viavi Solutions, Inc. ................. 22,976 249,749
3,777,946
Construction & Engineering — 1.9%
Ameresco, Inc., Class A
(b)
............. 7,264 422,837
API Group Corp.
(b)
.................. 27,992 805,050
Arcosa, Inc. ...................... 5,764 444,865
Argan, Inc. ....................... 1,171 44,545
Bowman Consulting Group Ltd.
(b)
........ 1,911 66,216
Comfort Systems USA, Inc. ............ 7,563 1,315,735
Construction Partners, Inc., Class A
(b)
..... 8,710 256,074
Dycom Industries, Inc.
(a)(b)
............. 6,217 619,089
Fluor Corp.
(b)
...................... 19,597 607,115
Granite Construction, Inc. ............. 4,089 167,363
IES Holdings, Inc.
(b)
................. 1,099 62,995
MasTec, Inc.
(b)
..................... 8,327 980,504
MYR Group, Inc.
(b)
.................. 3,546 505,518
Primoris Services Corp. .............. 4,442 141,078
Sterling Infrastructure, Inc.
(b)
........... 3,171 190,228
Valmont Industries, Inc. ............... 4,452 1,178,667
7,807,879
Construction Materials — 0.4%
Eagle Materials, Inc.
(a)
................ 3,378 622,802
Summit Materials, Inc., Class A
(b)
........ 25,133 909,312
United States Lime & Minerals, Inc. ....... 430 88,412
1,620,526
Consumer Finance — 1.0%
FirstCash Holdings, Inc. .............. 7,796 742,803
LendingClub Corp.
(b)
................. 22,628 189,849
Security
Shares
Shares Value
Consumer Finance (continued)
Nelnet, Inc., Class A ................. 1,471 $ 145,158
NerdWallet, Inc., Class A
(b)
............. 7,383 82,763
SoFi Technologies, Inc.
(a)(b)
............ 175,073 2,004,586
Upstart Holdings, Inc.
(a)(b)
.............. 15,063 1,034,678
4,199,837
Consumer Staples Distribution & Retail — 0.2%
Chefs' Warehouse, Inc. (The)
(b)
......... 3,299 119,886
Grocery Outlet Holding Corp.
(a)(b)
......... 12,509 418,426
Ingles Markets, Inc., Class A ........... 1,226 103,965
PriceSmart, Inc. .................... 2,391 185,852
Weis Markets, Inc. .................. 1,172 77,750
905,879
Containers & Packaging — 0.6%
AptarGroup, Inc. ................... 8,577 1,041,762
Graphic Packaging Holding Co. ......... 64,945 1,571,669
Myers Industries, Inc. ................ 4,614 90,481
2,703,912
Diversified Consumer Services — 1.3%
Adtalem Global Education, Inc.
(b)
........ 5,618 242,922
Bright Horizons Family Solutions, Inc.
(a)(b)
... 12,224 1,186,095
Carriage Services, Inc. ............... 1,190 38,520
Chegg, Inc.
(b)
...................... 25,205 255,327
Coursera, Inc.
(b)
.................... 18,405 288,774
Duolingo, Inc., Class A
(b)
.............. 5,953 923,846
European Wax Center, Inc., Class A
(b)
..... 3,334 64,580
Grand Canyon Education, Inc.
(a)(b)
........ 6,510 706,660
H&R Block, Inc. .................... 16,452 552,952
Laureate Education, Inc. .............. 14,988 192,146
Mister Car Wash, Inc.
(b)
............... 10,327 102,547
OneSpaWorld Holdings Ltd.
(b)
.......... 13,271 170,466
Rover Group, Inc., Class A
(b)
........... 20,556 112,647
Strategic Education, Inc.
(a)
............. 2,873 215,762
Stride, Inc.
(b)
...................... 5,371 205,226
Udemy, Inc.
(b)
..................... 14,213 167,856
WW International, Inc.
(b)
.............. 5,619 65,461
5,491,787
Diversified REITs — 0.2%
Alexander & Baldwin, Inc. ............. 7,013 134,650
American Assets Trust, Inc. ............ 4,358 98,055
Broadstone Net Lease, Inc. ............ 21,231 346,065
Essential Properties Realty Trust, Inc. ..... 15,304 375,713
954,483
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(b)
..................... 3,969 111,410
Cogent Communications Holdings, Inc. .... 4,926 301,668
Globalstar, Inc.
(a)(b)
.................. 148,872 160,782
IDT Corp., Class B
(b)
................. 4,286 101,664
Iridium Communications, Inc. ........... 26,625 1,399,144
Liberty Latin America Ltd., Class A
(b)
...... 4,241 35,624
Liberty Latin America Ltd., Class C, NVS
(b)
.. 17,000 141,440
Radius Global Infrastructure, Inc., Class A
(b)
. 16,841 251,099
2,502,831
Electric Utilities — 0.3%
IDACORP, Inc. .................... 4,253 437,293
MGE Energy, Inc. ................... 3,870 310,529
Otter Tail Corp. .................... 4,957 401,567
1,149,389
Electrical Equipment — 3.1%
Acuity Brands, Inc. .................. 3,187 526,620
Allied Motion Technologies, Inc. ......... 3,038 118,178

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Amprius Technologies, Inc.
(a)(b)
.......... 2,999 $ 22,522
Array Technologies, Inc.
(b)
............. 29,740 566,547
Atkore, Inc.
(b)
...................... 2,987 473,947
Babcock & Wilcox Enterprises, Inc.
(b)
...... 10,443 57,228
Blink Charging Co.
(a)(b)
................ 4,412 28,237
Bloom Energy Corp., Class A
(b)
.......... 38,767 692,379
ChargePoint Holdings, Inc., Class A
(a)(b)
.... 57,276 496,010
Encore Wire Corp.
(a)
................. 1,540 262,862
EnerSys ......................... 5,331 577,454
Enovix Corp.
(b)
..................... 23,513 506,000
Fluence Energy, Inc., Class A
(a)(b)
........ 7,845 229,388
FuelCell Energy, Inc.
(b)
............... 85,419 187,068
Generac Holdings, Inc.
(b)
.............. 5,829 895,917
NEXTracker, Inc., Class A
(b)
............ 9,611 407,026
NuScale Power Corp., Class A
(b)
......... 8,096 61,368
nVent Electric plc ................... 19,294 1,020,267
Plug Power, Inc.
(a)(b)
................. 114,283 1,499,393
Powell Industries, Inc. ................ 1,208 73,422
Preformed Line Products Co. ........... 368 63,852
Sensata Technologies Holding plc ........ 15,336 647,946
Shoals Technologies Group, Inc., Class A
(b)
. 35,895 931,834
Stem, Inc.
(a)(b)
..................... 30,782 217,629
SunPower Corp.
(a)(b)
................. 18,049 178,144
Thermon Group Holdings, Inc.
(b)
......... 2,740 75,651
TPI Composites, Inc.
(b)
............... 5,065 30,086
Vertiv Holdings Co., Class A ........... 64,235 1,670,752
Vicor Corp.
(a)(b)
..................... 4,715 435,053
12,952,780
Electronic Equipment, Instruments & Components — 2.8%
Advanced Energy Industries, Inc. ........ 4,941 618,514
Badger Meter, Inc. .................. 6,201 1,020,933
Bel Fuse, Inc., Class B, NVS ........... 1,360 72,964
Belden, Inc. ...................... 5,861 566,407
Benchmark Electronics, Inc. ........... 2,869 76,057
CTS Corp. ....................... 6,737 300,672
Evolv Technologies Holdings, Inc., Class A
(b)
15,313 100,760
Fabrinet
(b)
........................ 7,677 949,184
FARO Technologies, Inc.
(b)
............. 2,405 39,899
Insight Enterprises, Inc.
(b)
............. 2,239 328,439
IPG Photonics Corp.
(b)
............... 2,850 374,633
Itron, Inc.
(b)
....................... 9,621 756,884
Knowles Corp.
(b)
................... 6,600 120,582
Lightwave Logic, Inc.
(a)(b)
.............. 24,086 161,858
Littelfuse, Inc. ..................... 5,250 1,599,150
Methode Electronics, Inc. ............. 3,207 107,884
Mirion Technologies, Inc., Class A
(b)
...... 13,372 100,959
Napco Security Technologies, Inc.
(a)
...... 6,119 229,340
National Instruments Corp. ............ 18,491 1,090,969
nLight, Inc.
(b)
...................... 4,283 61,675
Novanta, Inc.
(b)
.................... 7,571 1,339,310
OSI Systems, Inc.
(b)
................. 2,003 238,818
PAR Technology Corp.
(a)(b)
............. 5,772 199,654
PC Connection, Inc. ................. 715 34,613
Plexus Corp.
(b)
..................... 3,717 366,087
Rogers Corp.
(b)
.................... 3,940 664,323
SmartRent, Inc., Class A
(b)
............. 26,782 106,592
TTM Technologies, Inc.
(b)
.............. 6,542 93,943
Vishay Precision Group, Inc.
(b)
.......... 1,891 70,742
11,791,845
Energy Equipment & Services — 1.7%
Cactus, Inc., Class A ................ 13,655 693,401
ChampionX Corp. .................. 41,862 1,490,287
Core Laboratories, Inc.
(a)
.............. 9,827 255,404
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Diamond Offshore Drilling, Inc.
(b)
......... 12,563 $ 198,872
Dril-Quip, Inc.
(a)(b)
................... 7,194 186,253
Helix Energy Solutions Group, Inc.
(b)
...... 19,859 190,646
Liberty Energy, Inc., Class A ........... 17,216 283,548
Nabors Industries Ltd.
(b)
.............. 1,060 129,839
NOV, Inc. ........................ 45,763 918,921
Oceaneering International, Inc.
(b)
........ 21,429 481,081
Oil States International, Inc.
(b)
........... 6,928 55,701
Patterson-UTI Energy, Inc. ............ 19,118 302,829
ProFrac Holding Corp., Class A
(b)
........ 2,879 37,053
RPC, Inc. ........................ 9,909 82,443
Select Water Solutions, Inc., Class A ...... 9,257 77,851
Tidewater, Inc.
(b)
................... 6,484 409,205
Valaris Ltd.
(b)
...................... 4,738 363,878
Weatherford International plc
(b)
.......... 13,865 1,152,182
7,309,394
Entertainment — 1.8%
AMC Entertainment Holdings, Inc., Class A
(a)(b)
54,636 271,541
Atlanta Braves Holdings, Inc., Class A
(a)(b)
... 2,269 107,414
Atlanta Braves Holdings, Inc., Class C, NVS
(b)
9,130 371,774
Cinemark Holdings, Inc.
(b)
............. 9,128 152,346
Endeavor Group Holdings, Inc., Class A
(b)
.. 38,045 897,862
IMAX Corp.
(b)
..................... 9,538 175,594
Madison Square Garden Entertainment Corp.
(b)
6,794 236,703
Madison Square Garden Sports Corp. ..... 3,769 801,855
Marcus Corp. (The) ................. 5,180 80,808
Playstudios, Inc., Class A
(a)(b)
........... 12,916 63,676
Reservoir Media, Inc.
(b)
............... 7,184 39,225
Roku, Inc., Class A
(a)(b)
............... 26,082 2,510,914
Vivid Seats, Inc., Class A
(b)
............ 4,735 39,442
Warner Music Group Corp., Class A ...... 24,892 785,343
World Wrestling Entertainment, Inc., Class A 9,176 963,480
7,497,977
Financial Services — 1.6%
AvidXchange Holdings, Inc.
(b)
........... 28,756 356,862
Cantaloupe, Inc.
(b)
.................. 11,759 90,662
Cass Information Systems, Inc. ......... 1,034 39,240
Euronet Worldwide, Inc.
(b)
............. 9,967 875,800
EVERTEC, Inc. .................... 7,741 304,453
Flywire Corp.
(b)
.................... 13,856 473,044
I3 Verticals, Inc., Class A
(b)
............. 2,700 67,527
International Money Express, Inc.
(b)
....... 6,823 165,321
Marqeta, Inc., Class A
(b)
.............. 92,852 518,114
Merchants Bancorp ................. 2,687 84,936
NMI Holdings, Inc., Class A
(b)
........... 7,905 211,143
Payoneer Global, Inc.
(b)
............... 41,609 221,360
Remitly Global, Inc.
(b)
................ 21,680 417,990
Repay Holdings Corp., Class A
(a)(b)
....... 9,291 77,580
Shift4 Payments, Inc., Class A
(b)
......... 12,116 835,883
Toast, Inc., Class A
(a)(b)
............... 71,326 1,574,165
Voya Financial, Inc. ................. 7,210 535,415
6,849,495
Food Products — 1.3%
Beyond Meat, Inc.
(a)(b)
................ 12,844 220,917
Calavo Growers, Inc. ................ 1,816 68,518
Cal-Maine Foods, Inc. ................ 2,579 119,124
Fresh Del Monte Produce, Inc. .......... 2,055 54,622
Freshpet, Inc.
(a)(b)
................... 10,195 749,740
Hostess Brands, Inc., Class A
(b)
......... 28,134 676,341
Ingredion, Inc. ..................... 7,369 819,875
J & J Snack Foods Corp. .............. 2,126 340,840
John B Sanfilippo & Son, Inc. ........... 953 103,791
Lancaster Colony Corp. .............. 2,544 490,051

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Mission Produce, Inc.
(a)(b)
.............. 5,905 $ 68,616
Post Holdings, Inc.
(b)
................. 5,420 462,326
Seaboard Corp. .................... 21 75,705
Simply Good Foods Co. (The)
(b)
......... 17,920 693,683
Sovos Brands, Inc.
(b)
................. 5,558 98,932
Tootsie Roll Industries, Inc. ............ 3,790 132,120
Utz Brands, Inc., Class A .............. 8,258 138,322
Vital Farms, Inc.
(b)
.................. 5,674 66,386
Westrock Coffee Co.
(a)(b)
.............. 2,780 30,844
5,410,753
Gas Utilities — 0.2%
Chesapeake Utilities Corp. ............ 2,246 265,567
New Jersey Resources Corp. ........... 10,262 458,711
724,278
Ground Transportation — 1.2%
Heartland Express, Inc. ............... 4,420 72,267
Hertz Global Holdings, Inc.
(b)
........... 14,515 244,578
Landstar System, Inc. ................ 4,292 873,808
Lyft, Inc., Class A
(b)
.................. 30,971 393,641
Marten Transport Ltd. ................ 12,146 275,228
PAM Transportation Services, Inc.
(b)
...... 761 19,680
RXO, Inc.
(a)(b)
...................... 9,479 209,012
Ryder System, Inc. .................. 4,379 447,315
Saia, Inc.
(a)(b)
...................... 5,611 2,374,239
4,909,768
Health Care Equipment & Supplies — 4.8%
Alphatec Holdings, Inc.
(a)(b)
............. 16,714 295,336
AtriCure, Inc.
(b)
.................... 10,026 554,939
Atrion Corp. ...................... 145 81,289
Avanos Medical, Inc.
(b)
............... 5,830 142,660
Axonics, Inc.
(b)
..................... 10,693 645,536
Cerus Corp.
(b)
..................... 39,270 120,559
CONMED Corp. .................... 6,466 782,709
Cutera, Inc.
(b)
..................... 2,301 46,043
Envista Holdings Corp.
(b)
.............. 18,679 642,744
Establishment Labs Holdings, Inc.
(b)
...... 4,939 355,657
Glaukos Corp.
(a)(b)
................... 10,208 787,445
Globus Medical, Inc., Class A
(b)
......... 16,895 1,018,262
Haemonetics Corp.
(b)
................ 10,670 984,201
ICU Medical, Inc.
(a)(b)
................. 4,279 762,432
Inari Medical, Inc.
(b)
................. 10,906 622,405
Inspire Medical Systems, Inc.
(b)
......... 6,169 1,775,500
Integer Holdings Corp.
(b)
.............. 3,867 357,620
Integra LifeSciences Holdings Corp.
(b)
..... 8,926 405,865
iRadimed Corp. .................... 1,513 66,466
iRhythm Technologies, Inc.
(b)
........... 6,455 678,162
Lantheus Holdings, Inc.
(b)
............. 14,446 1,249,435
LeMaitre Vascular, Inc. ............... 4,104 259,496
LivaNova plc
(b)
..................... 11,318 661,537
Merit Medical Systems, Inc.
(b)
........... 12,159 907,913
Neogen Corp.
(a)(b)
................... 26,027 603,566
Nevro Corp.
(b)
..................... 7,542 188,475
Novocure Ltd.
(b)
.................... 19,229 627,635
NuVasive, Inc.
(b)
.................... 5,518 227,397
Omnicell, Inc.
(b)
.................... 9,547 602,893
OraSure Technologies, Inc.
(b)
........... 9,368 44,217
Orthofix Medical, Inc.
(b)
............... 3,105 61,138
OrthoPediatrics Corp.
(b)
............... 3,440 143,620
Outset Medical, Inc.
(b)
................ 6,089 125,312
Paragon 28, Inc.
(b)
.................. 5,742 101,461
PROCEPT BioRobotics Corp.
(b)
......... 6,926 238,532
Pulmonx Corp.
(b)
................... 8,176 114,464
RxSight, Inc.
(b)
..................... 3,795 126,639
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
SI-BONE, Inc.
(b)
.................... 6,521 $ 167,981
Sight Sciences, Inc.
(b)
................ 5,507 48,462
Silk Road Medical, Inc.
(b)
.............. 8,154 186,237
STAAR Surgical Co.
(b)
................ 10,250 561,393
Tandem Diabetes Care, Inc.
(b)
.......... 13,745 479,975
TransMedics Group, Inc.
(b)
............. 6,902 643,128
Treace Medical Concepts, Inc.
(b)
......... 7,360 167,734
UFP Technologies, Inc.
(a)(b)
............. 1,462 284,600
Varex Imaging Corp.
(a)(b)
.............. 5,151 119,967
Zynex, Inc.
(b)
...................... 4,475 43,676
20,112,713
Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc.
(a)(b)
.......... 19,459 1,537,845
Accolade, Inc.
(b)
.................... 8,404 126,228
AdaptHealth Corp.
(b)
................. 7,400 101,676
Addus HomeCare Corp.
(b)
............. 3,414 312,620
Agiliti, Inc.
(b)
...................... 7,074 121,461
Alignment Healthcare, Inc.
(b)
........... 17,451 108,371
Amedisys, Inc.
(b)
................... 3,725 338,379
Apollo Medical Holdings, Inc.
(a)(b)
......... 8,483 310,732
Castle Biosciences, Inc.
(b)
............. 5,457 91,950
CorVel Corp.
(b)
..................... 1,916 391,937
DocGo, Inc.
(a)(b)
.................... 17,429 146,229
Encompass Health Corp. ............. 9,286 613,155
Ensign Group, Inc. (The) .............. 11,838 1,146,747
Guardant Health, Inc.
(a)(b)
.............. 24,378 951,230
HealthEquity, Inc.
(b)
.................. 18,072 1,227,812
Hims & Hers Health, Inc., Class A
(b)
....... 25,805 231,471
LifeStance Health Group, Inc.
(b)
......... 19,829 186,194
ModivCare, Inc.
(b)
................... 881 38,535
National HealthCare Corp. ............. 1,151 67,932
National Research Corp. .............. 2,952 126,670
Option Care Health, Inc.
(b)
............. 34,968 1,181,219
Pennant Group, Inc. (The)
(b)
............ 3,752 43,073
Premier, Inc., Class A ................ 7,555 209,651
Privia Health Group, Inc.
(a)(b)
............ 19,896 555,496
Progyny, Inc.
(b)
..................... 16,209 676,888
R1 RCM, Inc.
(a)(b)
................... 29,287 506,079
RadNet, Inc.
(b)
..................... 12,174 402,716
Select Medical Holdings Corp. .......... 13,555 406,785
Surgery Partners, Inc.
(a)(b)
............. 14,739 569,368
US Physical Therapy, Inc. ............. 3,134 364,390
13,092,839
Health Care REITs — 0.1%
Community Healthcare Trust, Inc. ........ 2,795 98,496
Global Medical REIT, Inc. ............. 5,977 59,172
Physicians Realty Trust ............... 16,826 248,015
Universal Health Realty Income Trust ..... 1,312 62,622
468,305
Health Care Technology — 0.9%
Certara, Inc.
(b)
..................... 22,426 436,634
Definitive Healthcare Corp., Class A
(a)(b)
.... 8,505 100,614
Doximity, Inc., Class A
(a)(b)
............. 25,107 897,073
Evolent Health, Inc., Class A
(b)
.......... 20,308 617,160
Health Catalyst, Inc.
(b)
................ 5,005 70,220
HealthStream, Inc. .................. 5,101 114,671
Phreesia, Inc.
(b)
.................... 11,234 356,343
Schrodinger, Inc.
(a)(b)
................. 11,370 594,765
Simulations Plus, Inc. ................ 3,325 165,585
Teladoc Health, Inc.
(a)(b)
............... 14,046 418,149
3,771,214

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotel & Resort REITs — 0.7%
Apple Hospitality REIT, Inc. ............ 45,109 $ 699,189
Chatham Lodging Trust ............... 10,285 98,736
DiamondRock Hospitality Co. ........... 44,171 375,453
Pebblebrook Hotel Trust
(a)
............. 12,377 191,225
RLJ Lodging Trust .................. 33,509 345,143
Ryman Hospitality Properties, Inc. ....... 6,815 649,401
Sunstone Hotel Investors, Inc. .......... 22,285 227,084
Xenia Hotels & Resorts, Inc. ........... 23,148 293,980
2,880,211
Hotels, Restaurants & Leisure — 3.3%
Bally's Corp.
(b)
..................... 3,132 50,989
BJ's Restaurants, Inc.
(b)
............... 4,959 186,756
Bowlero Corp., Class A
(a)(b)
............. 7,555 91,642
Boyd Gaming Corp. ................. 6,216 424,677
Choice Hotels International, Inc. ......... 5,618 734,554
Chuy's Holdings, Inc.
(b)
............... 2,717 113,000
Dave & Buster's Entertainment, Inc.
(b)
..... 2,805 128,469
Denny's Corp.
(b)
.................... 5,059 59,494
Dutch Bros, Inc., Class A
(a)(b)
........... 6,248 193,750
Everi Holdings, Inc.
(b)
................ 18,749 278,235
First Watch Restaurant Group, Inc.
(a)(b)
..... 2,578 48,054
Global Business Travel Group I
(b)
........ 4,244 29,878
Hilton Grand Vacations, Inc.
(b)
.......... 9,916 461,094
Hyatt Hotels Corp., Class A ............ 9,894 1,250,107
Jack in the Box, Inc. ................. 3,049 303,101
Krispy Kreme, Inc. .................. 14,165 218,141
Kura Sushi USA, Inc., Class A
(a)(b)
........ 1,038 103,291
Life Time Group Holdings, Inc.
(b)
......... 11,905 215,361
Light & Wonder, Inc., Class A
(b)
.......... 12,656 889,717
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 7,300 86,286
Marriott Vacations Worldwide Corp. ....... 5,197 667,866
Monarch Casino & Resort, Inc. .......... 2,823 195,690
Papa John's International, Inc. .......... 3,277 271,008
Penn Entertainment, Inc.
(a)(b)
........... 16,347 429,763
Planet Fitness, Inc., Class A
(a)(b)
......... 17,966 1,213,424
Portillo's, Inc., Class A
(b)
.............. 8,568 197,492
RCI Hospitality Holdings, Inc. ........... 1,865 130,084
Red Rock Resorts, Inc., Class A ......... 4,639 224,991
SeaWorld Entertainment, Inc.
(b)
......... 2,553 141,360
Shake Shack, Inc., Class A
(b)
........... 7,935 616,232
Sweetgreen, Inc., Class A
(a)(b)
........... 15,915 239,839
Target Hospitality Corp.
(b)
............. 3,627 46,317
Texas Roadhouse, Inc. ............... 14,167 1,580,329
Wendy's Co. (The) .................. 20,398 438,353
Wingstop, Inc. ..................... 6,339 1,068,629
Wyndham Hotels & Resorts, Inc. ........ 8,022 625,074
Xponential Fitness, Inc., Class A
(a)(b)
...... 5,015 105,917
14,058,964
Household Durables — 1.9%
Cavco Industries, Inc.
(b)
............... 1,718 507,927
Century Communities, Inc. ............ 3,363 259,691
Cricut, Inc., Class A
(a)
................ 4,614 54,722
GoPro, Inc., Class A
(b)
................ 10,639 43,513
Installed Building Products, Inc. ......... 4,930 729,739
iRobot Corp.
(b)
..................... 2,310 92,400
Legacy Housing Corp.
(b)
.............. 962 22,819
Leggett & Platt, Inc. ................. 10,618 310,683
Lovesac Co. (The)
(b)
................. 1,968 57,623
Meritage Homes Corp. ............... 3,622 539,497
Skyline Champion Corp.
(a)(b)
............ 11,232 782,421
Sonos, Inc.
(b)
...................... 18,239 312,616
Taylor Morrison Home Corp.
(b)
.......... 9,980 483,231
Tempur Sealy International, Inc. ......... 21,596 963,829
Security
Shares
Shares Value
Household Durables (continued)
Toll Brothers, Inc. ................... 7,482 $ 601,029
TopBuild Corp.
(b)
................... 6,715 1,839,440
Tri Pointe Homes, Inc.
(b)
.............. 7,069 225,360
Vizio Holding Corp., Class A
(a)(b)
......... 11,993 89,348
7,915,888
Household Products — 0.2%
Energizer Holdings, Inc. .............. 9,723 347,111
WD-40 Co.
(a)
...................... 1,985 455,558
802,669
Independent Power and Renewable Electricity Producers — 0.5%
Altus Power, Inc., Class A
(b)
............ 8,025 54,650
Clearway Energy, Inc., Class A .......... 7,291 179,869
Clearway Energy, Inc., Class C ......... 17,490 461,911
Montauk Renewables, Inc.
(b)
........... 13,311 116,471
Ormat Technologies, Inc. .............. 11,110 903,243
Sunnova Energy International, Inc.
(a)(b)
..... 21,256 375,381
2,091,525
Industrial REITs — 1.2%
EastGroup Properties, Inc. ............ 9,389 1,663,543
First Industrial Realty Trust, Inc. ......... 27,962 1,445,635
Innovative Industrial Properties, Inc. ...... 2,328 184,448
LXP Industrial Trust ................. 22,459 226,162
Plymouth Industrial REIT, Inc. .......... 3,877 88,279
STAG Industrial, Inc. ................ 17,367 630,422
Terreno Realty Corp. ................ 15,671 929,917
5,168,406
Insurance — 1.3%
BRP Group, Inc., Class A
(a)(b)
........... 13,707 341,441
Goosehead Insurance, Inc., Class A
(b)
..... 5,006 334,751
Hagerty, Inc., Class A
(b)
............... 6,665 58,852
Hanover Insurance Group, Inc. (The) ..... 3,505 397,747
HCI Group, Inc. .................... 848 53,263
Hippo Holdings, Inc.
(a)(b)
............... 3,296 56,691
Lemonade, Inc.
(a)(b)
.................. 5,343 124,225
Oscar Health, Inc., Class A
(b)
........... 23,871 179,510
Palomar Holdings, Inc.
(b)
.............. 5,298 320,847
Primerica, Inc. ..................... 3,840 816,768
RLI Corp. ........................ 8,572 1,143,591
Ryan Specialty Holdings, Inc., Class A
(b)
... 19,697 853,668
Skyward Specialty Insurance Group, Inc.
(b)
.. 1,904 45,106
Trupanion, Inc.
(b)
................... 3,557 109,733
White Mountains Insurance Group Ltd.
(a)
... 286 442,448
5,278,641
Interactive Media & Services — 0.7%
Bumble, Inc., Class A
(b)
............... 20,917 387,383
Cargurus, Inc., Class A
(b)
.............. 18,986 430,223
Cars.com, Inc.
(b)
.................... 6,174 140,829
Eventbrite, Inc., Class A
(b)
............. 9,402 108,217
Grindr, Inc.
(b)
...................... 5,121 30,214
QuinStreet, Inc.
(b)
................... 11,060 98,213
Rumble, Inc., Class A
(a)(b)
.............. 16,896 145,643
Shutterstock, Inc. ................... 2,717 139,789
TripAdvisor, Inc.
(b)
.................. 22,557 420,688
Vimeo, Inc.
(b)
...................... 16,810 69,257
Yelp, Inc.
(b)
....................... 8,957 403,513
Ziff Davis, Inc.
(a)(b)
................... 3,234 234,530
ZipRecruiter, Inc., Class A
(a)(b)
........... 10,194 188,793
2,797,292
IT Services — 0.5%
BigBear.ai Holdings, Inc.
(a)(b)
............ 5,713 11,483
BigCommerce Holdings, Inc.
(b)
.......... 5,932 64,125

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
DigitalOcean Holdings, Inc.
(a)(b)
.......... 11,866 $ 587,604
Fastly, Inc., Class A
(b)
................ 13,672 251,155
Grid Dynamics Holdings, Inc., Class A
(b)
.... 11,033 114,964
Hackett Group, Inc. (The) ............. 2,462 57,241
Perficient, Inc.
(b)
.................... 7,382 470,898
Squarespace, Inc., Class A
(b)
........... 8,458 280,298
Thoughtworks Holding, Inc.
(b)
........... 14,492 102,748
1,940,516
Leisure Products — 0.8%
Acushnet Holdings Corp.
(a)
............ 3,525 210,196
Brunswick Corp. ................... 6,361 549,018
Johnson Outdoors, Inc., Class A ......... 489 28,909
Mattel, Inc.
(b)
...................... 30,679 653,463
Polaris, Inc. ....................... 4,506 612,095
Smith & Wesson Brands, Inc. ........... 4,471 56,916
Solo Brands, Inc., Class A
(b)
............ 2,702 15,834
Topgolf Callaway Brands Corp.
(a)(b)
....... 29,508 589,275
YETI Holdings, Inc.
(a)(b)
............... 11,709 498,803
3,214,509
Life Sciences Tools & Services — 1.2%
10X Genomics, Inc., Class A
(b)
.......... 20,748 1,306,709
Adaptive Biotechnologies Corp.
(b)
........ 23,397 197,471
Azenta, Inc.
(b)
..................... 13,804 648,512
BioLife Solutions, Inc.
(b)
............... 5,083 101,050
CryoPort, Inc.
(b)
.................... 6,680 107,348
Cytek Biosciences, Inc.
(b)
.............. 6,037 54,092
Medpace Holdings, Inc.
(b)
............. 5,224 1,322,560
Mesa Laboratories, Inc. .............. 1,055 135,736
NanoString Technologies, Inc.
(b)
......... 4,229 20,130
OmniAb, Inc.
(b)
..................... 21,905 120,477
OmniAb, Inc., 12.50 Earnout Shares, NVS
(b)(d)
1,386 —
OmniAb, Inc., 15.00 Earnout Shares, NVS
(b)(d)
1,386 —
Pacific Biosciences of California, Inc.
(a)(b)
... 49,227 650,289
Quanterix Corp.
(b)
................... 2,680 66,571
SomaLogic, Inc., Class A
(b)
............ 32,436 79,468
Sotera Health Co.
(b)
................. 21,038 399,301
5,209,714
Machinery — 4.6%
Alamo Group, Inc. .................. 2,172 420,847
Albany International Corp., Class A ....... 3,606 347,186
Barnes Group, Inc. .................. 4,648 182,666
Blue Bird Corp.
(b)
................... 3,572 74,798
Chart Industries, Inc.
(b)
............... 8,875 1,616,670
CIRCOR International, Inc.
(b)
........... 2,356 131,229
Columbus McKinnon Corp. ............ 2,818 119,314
Crane Co. ........................ 4,592 430,224
Desktop Metal, Inc., Class A
(a)(b)
......... 50,081 91,147
Donaldson Co., Inc. ................. 25,643 1,611,150
Douglas Dynamics, Inc. .............. 1,954 60,672
Energy Recovery, Inc.
(b)
.............. 11,862 361,554
Enerpac Tool Group Corp., Class A ....... 12,038 330,804
EnPro Industries, Inc. ................ 2,488 345,285
ESCO Technologies, Inc. ............. 5,464 549,405
Federal Signal Corp. ................ 12,882 786,961
Flowserve Corp. ................... 14,457 545,896
Franklin Electric Co., Inc. ............. 8,207 811,016
Gorman-Rupp Co. (The) .............. 3,120 98,904
Helios Technologies, Inc. .............. 6,936 438,355
Hillenbrand, Inc. ................... 8,778 455,929
Hillman Solutions Corp.
(b)
............. 14,033 138,085
ITT, Inc. ......................... 11,112 1,106,755
John Bean Technologies Corp. .......... 6,737 832,761
Kadant, Inc. ...................... 1,607 358,120
Security
Shares
Shares Value
Machinery (continued)
Lindsay Corp. ..................... 2,318 $ 307,205
Manitowoc Co., Inc. (The)
(b)
............ 4,005 72,571
Mueller Industries, Inc. ............... 6,810 552,019
Mueller Water Products, Inc., Class A ..... 18,675 300,481
Omega Flex, Inc. ................... 668 59,799
Oshkosh Corp. .................... 6,603 607,938
Proto Labs, Inc.
(b)
................... 5,514 182,789
RBC Bearings, Inc.
(b)
................ 6,138 1,387,495
Shyft Group, Inc. (The) ............... 6,764 97,605
SPX Technologies, Inc.
(a)(b)
............. 9,633 815,048
Standex International Corp. ............ 1,485 220,626
Symbotic, Inc., Class A
(a)(b)
............. 3,262 207,267
Tennant Co. ...................... 2,149 172,436
Terex Corp. ....................... 8,886 520,986
Titan International, Inc.
(b)
.............. 5,295 66,135
Trinity Industries, Inc. ................ 17,247 452,216
Velo3D, Inc.
(a)(b)
.................... 13,495 30,904
Wabash National Corp. ............... 4,571 108,241
Watts Water Technologies, Inc., Class A .... 4,102 765,146
19,172,640
Marine Transportation — 0.2%
Eagle Bulk Shipping, Inc. ............. 727 33,580
Kirby Corp.
(b)
...................... 6,828 556,346
Matson, Inc. ...................... 4,244 396,644
986,570
Media — 0.8%
Boston Omaha Corp., Class A
(b)
......... 4,374 85,380
Cable One, Inc. .................... 346 250,483
EW Scripps Co. (The), Class A, NVS
(b)
.... 8,522 84,027
Gray Television, Inc. ................. 8,132 77,010
Integral Ad Science Holding Corp.
(b)
...... 10,070 209,960
Magnite, Inc.
(b)
..................... 25,387 384,105
New York Times Co. (The), Class A ....... 34,648 1,412,253
PubMatic, Inc., Class A
(b)
.............. 9,089 181,689
Scholastic Corp., NVS ............... 2,155 93,074
TechTarget, Inc.
(b)
................... 2,547 82,727
TEGNA, Inc. ...................... 22,674 383,191
WideOpenWest, Inc.
(b)
............... 5,696 46,935
3,290,834
Metals & Mining — 1.0%
Alpha Metallurgical Resources, Inc. ...... 1,531 265,200
Arconic Corp.
(b)
.................... 8,906 266,200
ATI, Inc.
(a)(b)
....................... 27,181 1,295,990
Carpenter Technology Corp. ........... 10,294 616,199
Century Aluminum Co.
(b)
.............. 6,275 58,357
Compass Minerals International, Inc. ...... 2,999 113,572
Gatos Silver, Inc.
(a)(b)
................. 6,130 31,815
Haynes International, Inc. ............. 1,726 86,576
Hecla Mining Co.
(a)
.................. 53,668 309,128
Ivanhoe Electric, Inc.
(b)
............... 1,613 26,227
Materion Corp. .................... 4,377 521,476
MP Materials Corp., Class A
(a)(b)
......... 19,606 467,603
Piedmont Lithium, Inc.
(b)
.............. 3,474 190,584
4,248,927
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ellington Financial, Inc. ............... 5,266 71,197
Franklin BSP Realty Trust, Inc. .......... 8,711 124,567
195,764

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Office REITs — 0.1%
Corporate Office Properties Trust ........ 16,093 $ 418,418
Easterly Government Properties, Inc. ..... 9,133 134,803
553,221
Oil, Gas & Consumable Fuels — 1.8%
Arch Resources, Inc., Class A .......... 2,116 271,779
Centrus Energy Corp., Class A
(a)(b)
....... 952 35,795
Clean Energy Fuels Corp.
(b)
............ 37,910 186,896
CNX Resources Corp.
(a)(b)
............. 18,058 368,383
Comstock Resources, Inc. ............. 10,307 131,414
CONSOL Energy, Inc. ................ 3,140 233,993
Denbury, Inc.
(b)
.................... 10,634 934,835
Enviva, Inc. ....................... 6,739 90,774
Green Plains, Inc.
(b)
................. 7,267 258,051
HighPeak Energy, Inc.
(a)
.............. 2,047 31,012
International Seaways, Inc. ............ 3,997 171,431
Kinetik Holdings, Inc., Class A .......... 2,069 74,484
Magnolia Oil & Gas Corp., Class A ....... 16,320 361,488
Matador Resources Co. .............. 9,296 517,137
New Fortress Energy, Inc., Class A ....... 10,076 287,670
NextDecade Corp.
(b)
................. 13,164 73,324
Northern Oil & Gas, Inc. .............. 8,134 320,236
PDC Energy, Inc. ................... 9,783 742,432
Range Resources Corp. .............. 51,019 1,603,527
REX American Resources Corp.
(b)
....... 972 35,983
Riley Exploration Permian, Inc. .......... 527 19,736
SM Energy Co. .................... 12,296 446,222
Uranium Energy Corp.
(a)(b)
............. 80,329 289,184
Vertex Energy, Inc.
(a)(b)
............... 13,403 70,634
Vitesse Energy, Inc. ................. 2,651 66,779
7,623,199
Paper & Forest Products — 0.1%
Mercer International, Inc. .............. 5,655 50,330
Sylvamo Corp. .................... 2,861 140,389
190,719
Passenger Airlines — 0.4%
(b)
Allegiant Travel Co. ................. 3,330 411,921
Frontier Group Holdings, Inc. ........... 8,083 75,172
Hawaiian Holdings, Inc.
(a)
............. 5,816 67,407
JetBlue Airways Corp.
(a)
.............. 25,502 198,151
Joby Aviation, Inc., Class A
(a)
........... 72,869 652,178
Sun Country Airlines Holdings, Inc. ....... 7,699 165,990
1,570,819
Personal Care Products — 0.8%
Beauty Health Co. (The), Class A
(a)(b)
...... 19,551 162,078
BellRing Brands, Inc.
(b)
............... 28,082 1,009,548
elf Beauty, Inc.
(b)
................... 10,705 1,249,488
Inter Parfums, Inc. .................. 3,806 569,225
Medifast, Inc. ..................... 953 97,101
Olaplex Holdings, Inc.
(b)
.............. 6,320 22,752
USANA Health Sciences, Inc.
(b)
......... 1,435 93,146
3,203,338
Pharmaceuticals — 1.7%
Aclaris Therapeutics, Inc.
(b)
............ 11,496 113,466
Amphastar Pharmaceuticals, Inc.
(b)
....... 8,001 485,581
Amylyx Pharmaceuticals, Inc.
(b)
......... 8,488 199,044
ANI Pharmaceuticals, Inc.
(b)
............ 2,931 154,024
Arvinas, Inc.
(b)
..................... 10,232 252,935
Axsome Therapeutics, Inc.
(a)(b)
.......... 7,897 619,678
Cassava Sciences, Inc.
(a)(b)
............ 8,265 181,665
Corcept Therapeutics, Inc.
(b)
........... 10,173 259,208
Cymabay Therapeutics, Inc.
(b)
.......... 8,581 111,982
Evolus, Inc.
(a)(b)
.................... 8,213 82,294
Security
Shares
Shares Value
Pharmaceuticals (continued)
Harmony Biosciences Holdings, Inc.
(b)
..... 6,315 $ 223,362
Harrow Health, Inc.
(a)(b)
............... 5,895 130,162
Intra-Cellular Therapies, Inc.
(b)
.......... 18,862 1,166,426
Ligand Pharmaceuticals, Inc.
(a)(b)
......... 3,456 231,310
Liquidia Corp.
(b)
.................... 10,083 77,841
Marinus Pharmaceuticals, Inc.
(b)
......... 9,685 103,048
Ocular Therapeutix, Inc.
(a)(b)
............ 16,321 74,097
Pacira BioSciences, Inc.
(a)(b)
............ 9,683 351,977
Pliant Therapeutics, Inc.
(b)
............. 9,220 164,485
Reata Pharmaceuticals, Inc., Class A
(a)(b)
... 6,147 1,017,820
Revance Therapeutics, Inc.
(a)(b)
.......... 17,869 422,244
Scilex Holding Co., (Acquired 01/06/23, cost
$157,754)
(b)(e)
................... 15,053 81,607
SIGA Technologies, Inc. .............. 2,502 14,361
Supernus Pharmaceuticals, Inc.
(b)
........ 5,439 166,923
Tarsus Pharmaceuticals, Inc.
(b)
.......... 1,366 30,066
Theravance Biopharma, Inc.
(b)
.......... 5,307 52,486
Tilray Brands, Inc., Class 2
(a)(b)
.......... 79,180 200,325
Ventyx Biosciences, Inc.
(a)(b)
............ 2,420 89,661
7,058,078
Professional Services — 2.6%
Alight, Inc., Class A
(b)
................ 39,256 383,924
ASGN, Inc.
(b)
...................... 6,025 459,828
Barrett Business Services, Inc. .......... 733 66,505
CACI International, Inc., Class A
(b)
....... 1,826 639,903
CBIZ, Inc.
(b)
....................... 10,632 562,327
Clarivate plc
(a)(b)
.................... 41,745 396,995
CRA International, Inc. ............... 1,482 148,333
CSG Systems International, Inc. ......... 2,479 127,892
ExlService Holdings, Inc.
(b)
............ 7,029 990,738
Exponent, Inc. ..................... 10,747 962,716
First Advantage Corp.
(a)(b)
............. 4,695 70,425
Forrester Research, Inc.
(b)
............. 1,038 33,081
Franklin Covey Co.
(b)
................ 2,537 120,888
FTI Consulting, Inc.
(b)
................ 7,185 1,258,525
Heidrick & Struggles International, Inc. .... 1,360 37,087
HireRight Holdings Corp.
(b)
............ 1,252 13,409
Huron Consulting Group, Inc.
(b)
.......... 4,046 382,630
ICF International, Inc.
(a)
............... 2,022 237,767
Insperity, Inc. ...................... 7,599 894,022
Kforce, Inc. ....................... 2,117 134,302
Korn Ferry ....................... 5,025 264,717
Legalzoom.com, Inc.
(b)
............... 19,719 301,306
Maximus, Inc. ..................... 6,979 584,561
NV5 Global, Inc.
(b)
.................. 2,684 294,032
Paycor HCM, Inc.
(a)(b)
................ 10,037 269,594
Planet Labs PBC, Class A
(a)(b)
........... 41,145 153,059
Resources Connection, Inc. ............ 2,101 33,574
Sterling Check Corp.
(b)
............... 1,979 23,768
TriNet Group, Inc.
(b)
................. 3,099 326,108
Upwork, Inc.
(b)
..................... 25,572 266,716
Verra Mobility Corp., Class A
(b)
.......... 29,651 622,375
11,061,107
Real Estate Management & Development — 0.4%
DigitalBridge Group, Inc., Class A ........ 17,473 279,918
eXp World Holdings, Inc.
(a)
............. 15,507 386,745
Forestar Group, Inc.
(b)
................ 1,662 48,996
FRP Holdings, Inc.
(b)
................. 1,361 78,081
Howard Hughes Corp. (The)
(b)
.......... 4,866 410,836
Marcus & Millichap, Inc. .............. 2,437 89,389
St. Joe Co. (The) ................... 7,130 452,612
Tejon Ranch Co.
(b)
.................. 5,230 92,100
1,838,677

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Residential REITs — 0.3%
Apartment Income REIT Corp. .......... 14,099 $ 486,979
Apartment Investment & Management Co.,
Class A ....................... 13,910 115,870
Independence Realty Trust, Inc. ......... 24,080 410,323
NexPoint Residential Trust, Inc. ......... 2,417 100,451
Veris Residential, Inc.
(b)
............... 10,491 195,972
1,309,595
Retail REITs — 1.0%
Acadia Realty Trust ................. 8,626 135,514
Agree Realty Corp. ................. 10,047 650,845
Brixmor Property Group, Inc. ........... 31,015 705,281
Getty Realty Corp. .................. 3,415 110,373
InvenTrust Properties Corp. ............ 5,513 134,186
Kite Realty Group Trust ............... 19,478 445,657
NETSTREIT Corp. .................. 12,813 229,225
Phillips Edison & Co., Inc. ............. 12,399 437,809
Retail Opportunity Investments Corp. ..... 9,101 134,058
SITE Centers Corp. ................. 15,430 216,792
Spirit Realty Capital, Inc. .............. 10,903 439,718
Tanger Factory Outlet Centers, Inc. ....... 9,696 226,983
Urban Edge Properties ............... 11,142 189,525
Urstadt Biddle Properties, Inc., Class A .... 2,127 48,240
Whitestone REIT ................... 4,253 43,891
4,148,097
Semiconductors & Semiconductor Equipment — 4.0%
ACM Research, Inc., Class A
(b)
.......... 4,813 63,050
Aehr Test Systems
(b)
................. 5,487 286,202
Allegro MicroSystems, Inc.
(b)
........... 13,813 712,889
Ambarella, Inc.
(b)
................... 7,967 664,607
Amkor Technology, Inc. ............... 9,617 279,759
Axcelis Technologies, Inc.
(b)
............ 6,918 1,386,921
CEVA, Inc.
(b)
...................... 4,927 133,817
Cirrus Logic, Inc.
(b)
.................. 4,002 323,362
Cohu, Inc.
(b)
...................... 10,010 436,937
Credo Technology Group Holding Ltd.
(a)(b)
... 19,393 329,099
Diodes, Inc.
(b)
..................... 5,005 472,922
FormFactor, Inc.
(a)(b)
................. 16,360 607,938
Ichor Holdings Ltd.
(b)
................. 4,051 156,855
Impinj, Inc.
(b)
...................... 4,651 309,850
indie Semiconductor, Inc., Class A
(b)
...... 18,318 173,655
Kulicke & Soffa Industries, Inc. .......... 11,910 713,171
MACOM Technology Solutions Holdings, Inc.
(b)
10,953 765,834
Magnachip Semiconductor Corp.
(b)
....... 4,207 38,915
MaxLinear, Inc.
(b)
................... 5,081 125,348
MKS Instruments, Inc. ............... 3,919 427,837
Navitas Semiconductor Corp.
(a)(b)
........ 17,545 185,626
Onto Innovation, Inc.
(b)
............... 10,348 1,286,463
PDF Solutions, Inc.
(b)
................ 6,387 293,738
Power Integrations, Inc. .............. 5,345 519,213
Rambus, Inc.
(b)
.................... 23,017 1,441,094
Semtech Corp.
(a)(b)
.................. 8,451 246,769
Silicon Laboratories, Inc.
(b)
............. 6,766 1,009,081
SiTime Corp.
(a)(b)
................... 3,499 451,406
SkyWater Technology, Inc.
(b)
........... 1,965 19,218
Synaptics, Inc.
(b)
................... 4,034 364,311
Ultra Clean Holdings, Inc.
(b)
............ 5,904 224,942
Universal Display Corp. .............. 9,206 1,342,971
Veeco Instruments, Inc.
(b)
............. 6,082 171,269
Wolfspeed, Inc.
(b)
................... 13,057 860,456
16,825,525
Software — 10.6%
A10 Networks, Inc. .................. 13,550 210,296
ACI Worldwide, Inc.
(b)
................ 13,825 320,602
Security
Shares
Shares Value
Software (continued)
Agilysys, Inc.
(b)
.................... 4,196 $ 308,951
Alarm.com Holdings, Inc.
(b)
............ 10,566 583,349
Alkami Technology, Inc.
(b)
............. 8,023 135,428
Altair Engineering, Inc., Class A
(b)
........ 11,300 846,822
Alteryx, Inc., Class A
(b)
............... 8,277 343,164
Amplitude, Inc., Class A
(b)
............. 13,009 150,644
Appfolio, Inc., Class A
(b)
.............. 4,046 730,667
Appian Corp., Class A
(a)(b)
............. 8,855 456,210
AppLovin Corp., Class A
(a)(b)
............ 26,685 837,909
Asana, Inc., Class A
(b)
................ 16,569 402,295
AvePoint, Inc., Class A
(b)
.............. 19,444 120,553
Blackbaud, Inc.
(b)
................... 6,100 460,245
BlackLine, Inc.
(b)
................... 11,663 677,387
Box, Inc., Class A
(b)
................. 30,518 953,687
Braze, Inc., Class A
(a)(b)
............... 8,075 367,090
C3.ai, Inc., Class A
(a)(b)
............... 18,412 773,304
CCC Intelligent Solutions Holdings, Inc.
(b)
... 13,614 150,026
Cerence, Inc.
(b)
.................... 5,740 159,629
Clear Secure, Inc., Class A ............ 17,423 413,099
Clearwater Analytics Holdings, Inc., Class A
(a)(b)
17,153 295,546
CommVault Systems, Inc.
(b)
............ 4,011 312,577
Confluent, Inc., Class A
(a)(b)
............ 39,708 1,371,514
Couchbase, Inc.
(b)
.................. 5,280 88,123
Digital Turbine, Inc.
(b)
................ 6,972 75,576
Dolby Laboratories, Inc., Class A ........ 12,565 1,113,385
Domo, Inc., Class B
(b)
................ 6,897 123,249
DoubleVerify Holdings, Inc.
(b)
........... 18,655 785,376
Dropbox, Inc., Class A
(a)(b)
............. 32,182 867,305
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 36,290 186,894
Elastic NV
(b)
...................... 16,525 1,098,086
Enfusion, Inc., Class A
(a)(b)
............. 4,108 44,572
EngageSmart, Inc.
(b)
................. 6,322 119,865
Envestnet, Inc.
(b)
................... 10,833 671,429
Everbridge, Inc.
(b)
................... 8,537 263,281
EverCommerce, Inc.
(b)
............... 5,938 69,356
Expensify, Inc., Class A
(b)
............. 9,881 79,641
Five9, Inc.
(b)
...................... 15,052 1,320,813
ForgeRock, Inc., Class A
(a)(b)
........... 7,728 159,583
Freshworks, Inc., Class A
(a)(b)
........... 35,476 661,982
Gitlab, Inc., Class A
(b)
................ 13,981 693,877
Guidewire Software, Inc.
(b)
............. 9,937 842,856
HashiCorp, Inc., Class A
(b)
............. 20,332 602,031
Informatica, Inc., Class A
(a)(b)
........... 4,040 76,922
Instructure Holdings, Inc.
(b)
............ 3,627 98,546
Intapp, Inc.
(b)
...................... 4,682 192,243
InterDigital, Inc. .................... 5,672 525,738
Jamf Holding Corp.
(a)(b)
............... 9,655 209,707
JFrog Ltd.
(b)
....................... 12,868 395,948
LiveRamp Holdings, Inc.
(b)
............. 13,624 388,829
Marathon Digital Holdings, Inc.
(a)(b)
....... 35,489 616,444
Matterport, Inc., Class A
(b)
............. 14,594 49,474
MeridianLink, Inc.
(a)(b)
................ 4,415 98,631
MicroStrategy, Inc., Class A
(a)(b)
.......... 2,325 1,018,071
Mitek Systems, Inc.
(b)
................ 4,677 47,752
Model N, Inc.
(b)
.................... 7,219 240,537
N-able, Inc.
(b)
...................... 14,180 199,513
nCino, Inc.
(a)(b)
..................... 16,430 531,511
New Relic, Inc.
(b)
................... 12,061 1,012,883
Nutanix, Inc., Class A
(b)
............... 32,269 974,524
Olo, Inc., Class A
(b)
.................. 21,988 172,826
OneSpan, Inc.
(b)
.................... 7,489 102,899
PagerDuty, Inc.
(b)
................... 17,644 457,332
Pegasystems, Inc.
(a)
................. 8,806 464,516
PowerSchool Holdings, Inc., Class A
(a)(b)
... 8,576 207,282
Progress Software Corp. .............. 9,188 551,831

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
PROS Holdings, Inc.
(a)(b)
.............. 3,320 $ 126,160
Q2 Holdings, Inc.
(b)
.................. 12,252 434,578
Qualys, Inc.
(a)(b)
.................... 7,103 985,896
Rapid7, Inc.
(b)
..................... 12,803 587,786
RingCentral, Inc., Class A
(b)
............ 7,560 312,682
Riot Platforms, Inc.
(a)(b)
............... 37,092 686,944
Samsara, Inc., Class A
(a)(b)
............. 26,018 726,943
SEMrush Holdings, Inc., Class A
(b)
....... 7,479 79,352
SentinelOne, Inc., Class A
(a)(b)
.......... 49,758 829,466
Smartsheet, Inc., Class A
(b)
............ 28,101 1,247,684
SolarWinds Corp.
(b)
................. 4,489 47,314
SoundHound AI, Inc., Class A
(a)(b)
........ 27,313 63,639
Sprinklr, Inc., Class A
(b)
............... 16,555 232,432
Sprout Social, Inc., Class A
(a)(b)
.......... 10,198 582,714
SPS Commerce, Inc.
(b)
............... 7,726 1,393,693
Tenable Holdings, Inc.
(b)
.............. 24,280 1,181,465
Teradata Corp.
(b)
................... 21,376 1,215,226
UiPath, Inc., Class A
(a)(b)
.............. 75,820 1,370,826
Varonis Systems, Inc.
(b)
............... 23,257 667,476
Verint Systems, Inc.
(a)(b)
............... 4,453 166,409
Vertex, Inc., Class A
(a)(b)
............... 8,164 169,485
Workiva, Inc., Class A
(a)(b)
............. 9,849 1,037,001
Yext, Inc.
(b)
....................... 14,677 142,660
Zeta Global Holdings Corp., Class A
(b)
..... 27,672 255,136
Zuora, Inc., Class A
(b)
................ 26,798 314,341
44,739,541
Specialized REITs — 0.5%
EPR Properties .................... 5,778 257,930
Farmland Partners, Inc. .............. 9,943 114,245
Four Corners Property Trust, Inc. ........ 9,376 246,589
Gladstone Land Corp. ............... 2,901 48,563
National Storage Affiliates Trust ......... 10,004 338,035
Outfront Media, Inc. ................. 17,712 273,828
PotlatchDeltic Corp. ................. 6,867 368,277
Rayonier, Inc. ..................... 15,441 511,406
Safehold, Inc. ..................... 4,010 99,167
2,258,040
Specialty Retail — 1.5%
Abercrombie & Fitch Co., Class A
(b)
....... 4,380 173,492
Academy Sports & Outdoors, Inc. ........ 8,217 491,294
Arko Corp. ....................... 5,581 46,546
Boot Barn Holdings, Inc.
(a)(b)
............ 3,204 300,856
Camping World Holdings, Inc., Class A .... 4,682 149,964
Chewy, Inc., Class A
(a)(b)
.............. 20,339 689,492
EVgo, Inc., Class A
(a)(b)
............... 15,558 67,988
Franchise Group, Inc. ................ 1,659 49,372
GameStop Corp., Class A
(a)(b)
........... 23,269 516,572
Monro, Inc.
(a)
...................... 4,017 147,223
Murphy USA, Inc.
(a)
................. 4,238 1,301,193
National Vision Holdings, Inc.
(a)(b)
........ 7,520 162,658
Overstock.com, Inc.
(b)
................ 3,047 111,124
Revolve Group, Inc., Class A
(a)(b)
......... 6,061 119,523
RH
(a)(b)
.......................... 2,387 926,562
Valvoline, Inc.
(a)
.................... 15,816 600,534
Warby Parker, Inc., Class A
(b)
........... 13,197 197,163
Winmark Corp. .................... 590 214,441
6,265,997
Technology Hardware, Storage & Peripherals — 1.2%
(b)
Avid Technology, Inc. ................ 2,998 71,472
Corsair Gaming, Inc.
(a)
............... 4,612 85,230
CPI Card Group, Inc. ................ 457 11,155
IonQ, Inc. ........................ 32,444 624,547
Pure Storage, Inc., Class A ............ 61,068 2,258,905
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Super Micro Computer, Inc.
(a)
........... 5,435 $ 1,795,018
4,846,327
Textiles, Apparel & Luxury Goods — 0.8%
Columbia Sportswear Co. ............. 4,794 376,856
Crocs, Inc.
(b)
...................... 9,008 976,017
Figs, Inc., Class A
(a)(b)
................ 26,887 197,888
Oxford Industries, Inc. ............... 1,080 116,478
Skechers USA, Inc., Class A
(b)
.......... 28,389 1,577,861
Steven Madden Ltd. ................. 5,402 180,319
Wolverine World Wide, Inc. ............ 6,966 88,259
3,513,678
Tobacco — 0.0%
Turning Point Brands, Inc. ............. 1,394 33,247
Trading Companies & Distributors — 1.7%
Alta Equipment Group, Inc., Class A ...... 3,191 51,535
Applied Industrial Technologies, Inc. ...... 8,173 1,185,003
Beacon Roofing Supply, Inc.
(a)(b)
......... 5,835 499,885
BlueLinx Holdings, Inc.
(b)
.............. 624 58,806
Core & Main, Inc., Class A
(a)(b)
.......... 18,695 590,949
Custom Truck One Source, Inc.
(a)(b)
....... 12,954 89,642
Distribution Solutions Group, Inc.
(b)
....... 1,135 62,924
DXP Enterprises, Inc.
(b)
............... 1,498 56,894
FTAI Aviation Ltd. ................... 13,954 449,458
GATX Corp. ...................... 3,096 388,115
Global Industrial Co. ................. 1,883 53,666
H&E Equipment Services, Inc. .......... 3,571 173,479
Herc Holdings, Inc. .................. 2,859 382,620
McGrath RentCorp .................. 5,200 501,176
MSC Industrial Direct Co., Inc., Class A .... 4,486 452,727
Rush Enterprises, Inc., Class A ......... 4,480 289,767
Rush Enterprises, Inc., Class B ......... 854 58,678
SiteOne Landscape Supply, Inc.
(b)
........ 9,512 1,617,040
Titan Machinery, Inc.
(b)
............... 1,808 57,711
Transcat, Inc.
(b)
.................... 1,513 126,910
Xometry, Inc., Class A
(a)(b)
............. 6,274 130,248
7,277,233
Water Utilities — 0.3%
American States Water Co. ............ 4,967 439,132
Artesian Resources Corp., Class A, NVS ... 796 36,266
California Water Service Group ......... 6,036 320,029
Middlesex Water Co. ................ 3,770 303,183
SJW Group ....................... 3,550 250,133
York Water Co. (The) ................ 1,948 80,511
1,429,254
Wireless Telecommunication Services — 0.1%
Gogo, Inc.
(b)
...................... 13,806 208,056
Shenandoah Telecommunications Co.
(a)
.... 6,053 113,010
321,066
Total Long-Term Investments — 99.7%
(Cost: $398,711,349) ............................. 419,012,109

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 14.6%
(f)(g)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.42%
(h)
............ 60,795,519 $ 60,807,678
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.22% .................. 732,214 732,214
Total Short-Term Securities — 14.6%
(Cost: $61,516,566) .............................. 61,539,892
Total Investments — 114.3%
(Cost: $460,227,915 ) ............................. 480,552,001
Liabilities in Excess of Other Assets — (14.3)% ........... (60,059,880)
Net Assets — 100.0% ..............................
$ 420,492,121
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $81,607, representing less than 0.05% of its net assets as of period end, and an original cost of $157,754.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 62,391,598 $ — $ (1,578,316)
(a)
$ 4,341 $ (9,945) $ 60,807,678 60,795,519 $ 216,021
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 808,997 — (76,783)
(a)
— — 732,214 732,214 9,794 —
$ 4,341 $ (9,945) $ 61,539,892 $ 225,815 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index ................................................... 1 09/15/23 $ 317 $ 109
Russell 2000 E-Mini Index .................................................... 10 09/15/23 1,007 38,783
$ 38,892

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Small-Cap Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 418,930,502 $ 81,607 $ — $ 419,012,109
Short-Term Securities
Money Market Funds ...................................... 61,539,892 — — 61,539,892
$ 480,470,394 $ 81,607 $ — $ 480,552,001
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 38,892 $ — $ — $ 38,892
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NASDAQ National Association of Securities Dealers Automated
NVS Non-Voting Shares
REIT Real Estate Investment Trust